Property and Equipment - Reconciliation of Property and Equipment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 198,342
Currency translation adjustments	2,073	$ (3,732)
Balance at end of period	200,446	198,342
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	696,016	663,754
Increase in right-of-use assets	3,502
Additions	31,555	31,418
Change in estimate for asset retirement obligations	746	844
Balance at end of period	731,819	696,016
Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	496,304	463,890
Depletion, depreciation and amortization for the year	37,075	32,414
Balance at end of period	533,379	496,304
Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,370)	4,602
Currency translation adjustments	3,376	(5,972)
Balance at end of period	2,006	(1,370)
PNG Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	195,263
Balance at end of period	196,150	195,263
PNG Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	679,905	648,229
Increase in right-of-use assets	1,275
Additions	30,626	30,832
Change in estimate for asset retirement obligations	746	844
Balance at end of period	712,552	679,905
PNG Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	483,272	451,850
Depletion, depreciation and amortization for the year	35,136	31,422
Balance at end of period	518,408	483,272
PNG Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,370)	4,602
Currency translation adjustments	3,376	(5,972)
Balance at end of period	2,006	(1,370)
Other Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,079
Balance at end of period	4,296	3,079
Other Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	16,111	15,525
Increase in right-of-use assets	2,227
Additions	929	586
Change in estimate for asset retirement obligations	0	0
Balance at end of period	19,267	16,111
Other Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	13,032	12,040
Depletion, depreciation and amortization for the year	1,939	992
Balance at end of period	14,971	13,032
Other Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Currency translation adjustments	0	0
Balance at end of period	$ 0	$ 0